ABERDEEN FUNDS

Aberdeen International Equity Institutional Fund

Aberdeen International Equity Fund

Supplement to the Aberdeen Funds Prospectus and Statement of Additional Information dated February 28, 2011, as supplemented to date.

The following information supplements the information in the Aberdeen Funds Prospectus and Statement of Additional Information. This information is important and relates to a transaction affecting your Fund. You should read it carefully.

On December 6, 2011, the Board of Trustees (the “Board”) of Aberdeen Funds (the “Trust”) approved the reorganization (the “Reorganization”) of the Aberdeen International Equity Institutional Fund (the “International Equity Institutional Fund” or the “Acquired Fund”), a series of the Trust, into the Aberdeen International Equity Fund (the “International Equity Fund” or the “Acquiring Fund,” and together with the International Equity Institutional Fund, the “Funds”), also a series of the Trust. Pursuant to the Reorganization, all of the assets of the Acquired Fund will be transferred  to the Acquiring Fund in exchange solely for the assumption of the  Acquired Fund’s liabilities by the Acquiring Fund and Institutional Class and Institutional Service Class shares of the Acquiring Fund.  Those shares will be distributed by the Acquired Fund to the holders of its shares in complete liquidation thereof.  In the Reorganization, you will receive shares of the Acquiring Fund of the same class as the shares you own of the Acquired Fund.  The Reorganization does not require approval by shareholders of either Fund.

The Board, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), considered the proposed Reorganization and determined, with respect to each Fund, that it (1) is in the best interest of the  Fund and (2) will not result in dilution of the interests of shareholders of the  Fund.  The Board considered information provided by the Trust’s management and reviewed various factors about the Funds and the Reorganization, including: (1) that the Acquired Fund’s investment objective and strategies would not change, and (2) the potential for the Funds to realize economies of scale.  In reaching this determination, the Board recognized that it was anticipated that shareholders of each of the Institutional Class and Institutional Service Class of the Acquired Fund are expected to be subject to higher expense ratios by 0.07% and 0.18%, respectively, as shareholders of the Acquiring Fund following the Reorganization.

The Reorganization is expected to occur on or about February 27, 2012, or on such other date as the officers of the Funds may determine (the “Closing Date”).  You do not need to take any action for the Reorganization to take effect.  As of the start of business on the business day following the Closing Date, each shareholder of the  Acquired Fund will automatically become the owner of shares of the Acquiring Fund.  The Reorganization is expected to have no effect on the value of a shareholder’s investment in that the dollar value of the “new” shares will equal the dollar value of the “old” shares. In other words, the Reorganization is expected to have no effect on the value of a shareholder’s investment.

No fees will be imposed on shareholders as a result of the Reorganization.  Aberdeen Asset Management Inc. (“AAMI”), each Fund’s investment adviser, will bear the expenses of the Reorganization.  It is anticipated that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Reorganization.  The closing of the Reorganization is conditioned upon the Funds receiving an opinion of counsel to this effect. Given the similarities of the Funds’ portfolios, AAMI does not currently expect to generate meaningful taxable gains as a result of, or in anticipation of, the Reorganization.  However, if it does, prior to the Closing Date, the Acquired Fund will declare a distribution to its shareholders, which together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income and net realized capital gains, if any, through the Closing Date.

A shareholder who does not wish to become a shareholder of the Acquiring Fund may redeem shares of the  Acquired Fund at any time prior to the Closing Date.

Comparison of the Funds

The Funds have identical investment objectives, strategies and policies and therefore the Funds are subject to identical risks.  Further, the fundamental investment restrictions of both Funds are identical. However, there are certain differences between each Fund’s non-fundamental investment restrictions.  The Funds are each series of the Trust, and therefore have the same Board, and AAMI serves as the investment adviser of each Fund.  Both Funds are also subadvised by the same subadvisers, Aberdeen Asset Management Asia Limited and Aberdeen Asset Management Investment Services Limited.  In addition, the  portfolio managers of each Fund are the same.  The Funds also utilize all of the same service providers.  Additionally, procedures for the purchase, exchange, redemption and valuation of shares of each Fund are identical.

A copy of the summary prospectus for the Acquiring Fund will be sent to shareholders of the  Acquired Fund after the Closing Date.  The summary prospectus, prospectus and Statement of Additional Information for each Fund are available at www.aberdeen-asset.us.

Fees and Expenses

Following the Reorganization, the Acquiring Fund is projected to have an operating expense ratio for the Institutional Class and the Institutional Service Class higher than that of the corresponding class of the Acquired Fund prior to the Reorganization.  As stated above, the expense ratio of the Institutional Class and the Institutional Service Class of the Acquiring Fund following the Reorganization is expected to be 0.07% and 0.18% higher, respectively, than the current expense ratio for such classes of the Acquired Fund.

Currently, the Trust and AAMI have entered into a written contract limiting operating expenses to 1.24% for all Classes of the Acquiring Fund at least through February 27, 2013.  The Trust and AAMI have also entered into a written contract limiting operating expenses to 1.10% for all Classes of the Acquired Fund at least through February 27, 2013.  As a condition of the Reorganization, the contractual expense limit with respect to each Class of the Acquiring Fund will be reduced to 1.10% to match the limit currently in place with respect to the Acquired Fund.

These limits exclude certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative service fees and extraordinary expenses.  In addition, as a condition to the Reorganization, AAMI has agreed to reduce its management fee rate for the Acquiring Fund, from 0.90% to 0.80% to match the management fee rate of the Acquired Fund.

The following tables compare the current fees and expenses of the Institutional and Institutional Service Class of each Fund based on its most recent fiscal year.  The tables also show the estimated fees and expenses for the Acquiring Fund on a pro forma basis after giving effect to the Reorganization. Since the Acquired Fund does not currently offer Class A, Class C and Class R shares, comparison fee tables for these classes are not provided.

Institutional Class Comparison

Shareholder Fees (fees paid directly from your investment)	International Equity Institutional Fund (Institutional Class)		International Equity Fund (Institutional Class)		International Equity Fund (Institutional Class)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None		None		None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanges) (for shares redeemed or exchanged within 90 days after the date of purchase)	2.00%		2.00%		2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%		0.90%		0.80%
Distribution and/or Service (12b-1) Fees	None		None		None
Other Expenses	0.17%		0.29%		0.24%
Total Annual Fund Operating Expenses	0.97%		1.19%		1.04%
Less: Amount Waived	0.00	%(1)	0.00	%(2)	0.00	%(2)
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	0.97%		1.19%		1.04%

Institutional Service Class Comparison

	Actual				Pro Forma
Shareholder Fees (fees paid directly from your investment)	International Equity Institutional Fund (Institutional Service Class)		International Equity Fund (Institutional Service Class)		International Equity Fund (Institutional Service Class)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None		None		None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanges) (for shares redeemed or exchanged within 90 days after the date of purchase)	2.00%		2.00%		2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%		0.90%		0.80%
Distribution and/or Service (12b-1) Fees	None		None		None
Other Expenses	0.20%		0.43%		0.38%
Total Annual Fund Operating Expenses	1.00%		1.33%		1.18%
Less: Amount Waived	0.00	%(1)	0.00	%(2)	0.00	%(2)
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	1.00%		1.33%		1.18%

Note: The pro forma numbers shown in the tables are estimated in good faith and are hypothetical.

(1)

The Trust and AAMI have entered into a written contract limiting operating expenses to 1.10% for all Classes of the International Equity Institutional Fund, at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse AAMI for management fees previously limited and/or for expenses previously paid by AAMI, provided, however, that any reimbursements must be paid at a date not more than three years after the date when AAMI limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

(2)

The Trust and AAMI had entered into a written contract limiting operating expenses to 1.24% for all Classes of the International Equity Fund at least through February 27, 2013. In connection with, and as a condition to, the Reorganization, the Trust and AAMI will enter into a written contract limiting operating expenses to 1.10% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse AAMI for management fees previously limited and/or for expenses previously paid by AAMI, provided, however, that any reimbursements must be paid at a date not more than three years after the date when AAMI limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27,2013.

The examples below are intended to help you compare the cost of investing in each Fund with the cost of investing in the other Fund and in other mutual funds.

Assume you invest $10,000, a Fund returns 5% annually, expense ratios remain the same, the expense limit applies for the first two years  and you close your account at the end of each of the time periods shown.  Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

ASSUMING YOU REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years
Institutional Class
International Equity Institutional Fund	$99	$309	$536	$1,190
International Equity Fund	$121	$378	$654	$1,443
Pro Forma International Equity Fund	$106	$331	$574	$1,271
Institutional Service Class
International Equity Institutional Fund	$102	$318	$552	$1,225
International Equity Fund	$135	$421	$729	$1,601
Pro Forma International Equity Fund	$120	$375	$649	$1,432

Note: The pro forma numbers shown in the examples are estimated in good faith and are hypothetical.

Performance

The bar charts and tables on the following pages can help you evaluate potential risks of each the Fund. The bar charts show how each Fund’s annual total returns for the specified class have varied from year to year. The returns in the bar chart have not been adjusted to show the effect of taxes. If taxes were included, the annual total returns would be lower than those shown. The tables compare each Fund’s average annual total returns to the returns of a broad-based securities index.  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how a Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 888-380-7919 (in the case of the International Equity Institutional Fund) or 866-667-9231 (in the case of the International Equity Fund).

The returns presented for the Acquired Fund reflect the performance of a predecessor fund (the “International Equity Institutional Predecessor Fund”). The Acquired Fund has adopted the performance of the International Equity Institutional Predecessor Fund as the result of a reorganization in which the Acquired Fund acquired all of the assets, subject to the liabilities, of the International Equity Institutional Predecessor Fund.  Institutional Class adopted the performance of Class Y of the International Equity Institutional Predecessor Fund and Institutional Service Class adopted the performance of Class A shares of the International Equity Institutional Predecessor Fund.

The returns presented for the Acquiring Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the “International Equity Predecessor Fund”). The Acquiring Fund adopted the performance of the International Equity Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Acquiring Fund acquired all of the assets, subject to the liabilities, of the International Equity Predecessor Fund. The Acquiring Fund and the International Equity Predecessor Fund have substantially similar investment objectives and strategies.  Returns of the International Equity Predecessor Fund have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class.  Returns prior to the commencement of operations of specific classes are based on the previous performance of other classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

International Equity Institutional Fund

Annual Total Returns — Institutional Class Shares
(Years Ended December 31)

Year-to-Date Return (September 30, 2011): -11.90%

Best Quarter:  28.54% - 2nd quarter 2009

Worst Quarter: -24.39% - 4th quarter 2008

After-tax returns are shown in the following table for Institutional Class shares only and will vary for Institutional Service Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns
as of December 31, 2010

	1 Year	5 Years	10 Years
Institutional Class shares — Before Taxes	7.93%	3.57%	1.66%
Institutional Class shares — After Taxes on Distributions	7.46%	2.19%	0.96%
Institutional Class shares — After Taxes on Distributions and Sales of Shares	5.13%	2.62%	1.19%
Institutional Service Class shares — Before Taxes	7.83%	3.39%	1.38%
MSCI All Country World ex U.S. Index (reflects no deduction for fees, expenses or taxes)	11.60%	5.29%	5.97%

International Equity Fund

Annual Total Returns — Class A Shares
(Years Ended December 31)

Year-to-Date Return (September 30, 2011): -11.66%

Best Quarter:  26.47% - 2nd quarter 2009

Worst Quarter:  -25.42% - 3rd quarter 2008

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns
As of December 31, 2010

	1 Year	5 Years	10 Years
Class A shares — Before Taxes	6.92%	5.54%	5.35%
Class A shares —After Taxes on Distributions	6.20%	4.98%	5.03%
Class A shares — After Taxes on Distributions and Sale of Shares	4.44%	4.56%	4.55%
Class C shares — Before Taxes	11.57%	6.06%	5.28%
Class R shares — Before Taxes	13.16%	6.56%	5.58%
Institutional Class shares —Before Taxes	13.69%	7.12%	6.28%
Institutional Service Class shares — Before Taxes	13.54%	7.09%	6.27%
MSCI All Country World ex U.S. Index (reflects no deduction for fees, expenses or taxes)	11.60%	5.29%	4.64%

THIS SUPPLEMENT IS DATED DECEMBER 30, 2011

Please keep this supplement for future reference